Auditor's remuneration	12 Months Ended
Jun. 30, 2024
Text block 1 [Abstract]
Auditor's remuneration
36 Auditor’s remuneration

	2024	2023	2022
	US$M	US$M	US$M
Fees payable to the Group’s auditors for assurance services
Audit of the Group’s Annual Report	10.558	9.700	9.816
Audit of the accounts of subsidiaries, joint ventures and associates	0.534	0.551	0.605
Audit-related assurance services required by legislation to be provided by the auditor	1.871	1.808	1.933
Other assurance and agreed-upon procedures under legislation or contractual arrangements	2.261	1.991	7.938

Total assurance services	15.224	14.050	20.292

Fees payable to the Group’s auditors for non-assurance services
Other services	0.498	0.180	–

Total other services	0.498	0.180	–

Total fees	15.722	14.230	20.292

All amounts were paid to EY or EY affiliated firms with fees determined, and predominantly billed, in US dollars.
Fees payable to the Group’s auditors for assurance services
Audit of the Group’s Annual Report comprises fees for auditing the statutory financial report of the Group and includes audit work in relation to compliance with section 404 of the US Sarbanes-Oxley Act.
Audit-related assurance services required by legislation to be provided by the auditors mainly comprises review of the half-year report.
Other assurance services comprise assurance in respect of the Group’s sustainability reporting, economic contribution reporting, and other non-statutory
reporting.
Fees payable to the Group’s auditors for other services
Other services provided in FY2024 and FY2023 primarily relate to an independent assessment of technology project governance. No amounts were payable for other services in FY2022.